Schedule of Investments

ARK Innovation ETF

October 31, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–100.0%

Aerospace & Defense - 1.1%
Archer Aviation, Inc., Class A*†	13,546,672	$64,346,692

Automobiles - 8.7%
Tesla, Inc.*	2,610,170	524,226,543

Biotechnology - 15.1%
Beam Therapeutics, Inc.*†	6,213,530	131,354,024
CRISPR Therapeutics AG (Switzerland)*†	5,232,671	203,707,882
Exact Sciences Corp.*	3,277,614	201,868,246
Intellia Therapeutics, Inc.*†	7,700,862	192,906,593
Twist Bioscience Corp.*†	3,638,209	57,338,174
Veracyte, Inc.*†	4,242,127	87,896,872
Verve Therapeutics, Inc.*	2,645,620	31,853,265
Total Biotechnology		906,925,056

Capital Markets - 12.1%
Coinbase Global, Inc., Class A*	7,095,687	547,219,382
Robinhood Markets, Inc., Class A*	20,234,281	184,941,328
Total Capital Markets		732,160,710

Chemicals - 2.7%
Ginkgo Bioworks Holdings, Inc.*†	121,003,147	165,774,311

Diversified Consumer Services - 0.2%
2U, Inc.*†	6,509,714	13,800,594

Entertainment - 12.3%
ROBLOX Corp., Class A*	8,503,932	270,510,077
Roku, Inc.*†	7,901,499	470,692,295
Total Entertainment		741,202,372

Financial Services - 5.0%
Block, Inc.*	7,533,699	303,231,385

Health Care Equipment & Supplies - 0.3%
Cerus Corp.*†	12,506,189	17,508,665

Health Care Providers & Services - 0.2%
Invitae Corp.*†	18,915,737	11,457,262

Health Care Technology - 3.2%
Teladoc Health, Inc.*†	11,818,739	195,481,943

Hotels, Restaurants & Leisure - 4.2%
DraftKings, Inc., Class A*	9,214,579	254,506,672

Interactive Media & Services - 1.1%
Meta Platforms, Inc., Class A*	208,432	62,794,309

IT Services - 7.1%
Shopify, Inc., Class A (Canada)*	3,838,240	181,126,545
Twilio, Inc., Class A*	4,797,672	245,928,667
Total IT Services		427,055,212

Life Sciences Tools & Services - 3.1%
10X Genomics, Inc., Class A*	2,174,597	76,719,782
Pacific Biosciences of California, Inc.*†	17,650,671	109,081,147
Total Life Sciences Tools & Services		185,800,929

Semiconductors & Semiconductor Equipment - 0.7%
Teradyne, Inc.	534,668	44,521,804

Investments	Shares	Value

Software - 22.9%
PagerDuty, Inc.*†	8,509,902	$171,644,723
Palantir Technologies, Inc., Class A*	6,584,831	97,455,499
UiPath, Inc., Class A*†	27,452,577	426,338,521
Unity Software, Inc.*	8,222,508	208,605,028
Zoom Video Communications, Inc., Class A*	8,010,983	480,498,760
Total Software		1,384,542,531
Total Common Stocks
(Cost $17,462,490,809)		6,035,336,990
MONEY MARKET FUND–0.0%(a)
Goldman Sachs Financial Square Treasury Obligations Fund, 5.26% (b)
(Cost $987,204)	987,204	987,204
Total Investments–100.0%
(Cost $17,463,478,013)		6,036,324,194
Liabilities in Excess of Other Assets–(0.0)%(a)		(2,991,120)
Net Assets–100.0%		$6,033,333,074

†	Affiliated security
*	Non-income producing security
(a)	Less than 0.05%
(b)	Rate shown represents annualized 7-day yield as of October 31, 2023.

Schedule of Investments (continued)

ARK Innovation ETF

October 31, 2023 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period to date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2023	Value ($) at 10/31/2023
Common Stocks — 38.4%
Aerospace & Defense — 1.1%
Archer Aviation, Inc.
–	90,758,817	(13,887,346)	693,359	(13,218,138)	–	–	13,546,672	64,346,692
Biotechnology — 11.2%
Beam Therapeutics, Inc.
187,666,293	46,785,963	(44,622,651)	(1,864,979)	(56,610,602)	–	–	6,213,530	131,354,024

CRISPR Therapeutics AG
302,287,216	71,206,342	(75,378,880)	(4,202,562)	(90,204,234)	–	–	5,232,671	203,707,882

Intellia Therapeutics, Inc.
286,103,983	101,483,568	(74,185,638)	(1,417,220)	(119,078,100)	–	–	7,700,862	192,906,593

Twist Bioscience Corp.
90,859,200	20,463,472	(22,953,797)	(3,927,548)	(27,103,153)	–	–	3,638,209	57,338,174

Veracyte, Inc.
124,735,243	25,101,155	(32,515,408)	(2,655,238)	(26,768,880)	–	–	4,242,127	87,896,872

Chemicals — 2.7%
Ginkgo Bioworks Holdings, Inc.
288,528,574	76,134,845	(68,126,344)	8,388,555	(139,151,319)	–	–	121,003,147	165,774,311

Diversified Consumer Services — 0.2%
2U, Inc.
28,757,020	7,377,514	(5,933,654)	(371,191)	(16,029,095)	–	–	6,509,714	13,800,594

Entertainment — 7.8%
Roku, Inc.
875,800,633	160,321,480	(264,042,621)	(219,234,948)	(82,152,249)	–	–	7,901,499	470,692,295

Health Care Equipment & Supplies — 0.3%
Cerus Corp.
41,127,633	5,256,853	(7,166,259)	(828,507)	(20,881,055)	–	–	12,506,189	17,508,665

Health Care Providers & Services — 0.2%
Invitae Corp.
27,488,455	4,707,477	(5,095,416)	(363,912)	(15,279,342)	–	–	18,915,737	11,457,262

Health Care Technology — 3.2%
Teladoc Health, Inc.
365,234,882	69,186,047	(80,193,154)	(1,723,595)	(157,022,237)	–	–	11,818,739	195,481,943

Life Sciences Tools & Services — 1.8%
Pacific Biosciences of California, Inc.
189,323,805	79,827,083	(47,822,941)	337,085	(112,583,885)	–	–	17,650,671	109,081,147

Software — 9.9%
PagerDuty, Inc.
213,407,887	64,104,592	(58,628,425)	310,987	(47,550,318)	–	–	8,509,902	171,644,723

UiPath, Inc.
522,311,927	117,647,145	(142,634,859)	2,550,673	(73,536,365)	–	–	27,452,577	426,338,521
$3,543,632,751	$940,362,353	$(943,187,393)	$(224,309,041)	$(997,168,972)	$–	$–	272,842,246	$2,319,329,698

Schedule of Investments (continued)

ARK Innovation ETF

October 31, 2023 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2023, based upon the three levels defined above:

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$6,035,336,990	$–	$–	$6,035,336,990
Money Market Fund	987,204	–	–	987,204
Total	$6,036,324,194	$–	$–	$6,036,324,194

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.